LHA Market StateTM Tactical Beta ETF
Schedule of Investments
September 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 81.5%(a)		Shares	Value
Domestic Equity - 81.5%
SPDR S&P 500 ETF Trust (b)(c)		225,289	$150,083,026
TOTAL EXCHANGE TRADED FUNDS (Cost $109,683,654)			150,083,026

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 12.1%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (d)		11,109,229	11,109,229
First American Treasury Obligations Fund - Class X, 4.02% (d)		11,109,229	11,109,229
TOTAL MONEY MARKET FUNDS (Cost $22,218,458)			22,218,458

U.S. TREASURY BILLS - 5.9%		Par	Value
4.06%, 01/22/2026 (c)(e)		10,960,000	10,829,791
TOTAL U.S. TREASURY BILLS (Cost $10,825,352)			10,829,791

TOTAL INVESTMENTS - 99.5% (Cost $142,727,464)			183,131,275
Other Assets in Excess of Liabilities - 0.5%			890,446
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$184,021,721
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a) (b)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of September 30, 2025 is $140,897,500.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(e)	The rate shown is the annualized yield as of September 30, 2025.

LHA Market StateTM Tactical Beta ETF
Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	77	12/19/2025	$25,944,188	$271,654
Net Unrealized Appreciation (Depreciation)				$271,654

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LHA Market StateTM Tactical Beta ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$150,083,026	$–	$–	$150,083,026
Money Market Funds	22,218,458	–	–	22,218,458
U.S. Treasury Bills	–	10,829,791	–	10,829,791
Total Investments	$172,301,484	$10,829,791	$–	$183,131,275

Other Financial Instruments:
Futures Contracts*	$271,654	$–	$–	$271,654
Total Other Financial Instruments	$271,654	$–	$–	$271,654

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

Refer to the Schedule of Investments for further disaggregation of investment categories.